Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued compensation and payroll taxes	$ 213,915	$ 210,900
Accrued taxes payable - Argentina	293,855	170,873
Accrued interest	625,025	484,026	$ 404,239
Other accrued expenses	242,148	256,546	339,574
Accrued expenses, current	1,374,943	1,122,345	1,185,367
Accrued payroll tax obligations, non-current	14,919	86,398	57,786
Total accrued expenses	$ 1,389,862	$ 1,208,743	$ 1,243,153